SALARY AND EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2017
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 38: SALARY AND EMPLOYEE BENEFITS
	2015	2016	2017
	(EUR in millions)
	Continuing operations	Continuing operations
Salaries and other staff related benefits	632	623	567
Net periodic pension cost: Employee benefit plans (see below)	23	22	21
Total	655	645	588

Salaries and other staff related benefits include the amount of EUR 26 million (2015 and 2016: EUR 26 million) paid to IKA-ETAM in accordance to Greek Law 3655/2008, after the incorporation of the Bank’s main pension fund into the main pension branch of the state sponsored social security fund IKA–ETAM as of August 1, 2008. This amount will be paid annually to IKA-ETAM for the next 7 years up to 2024 (see below “—(a) Defined Contribution Plans—National Bank of Greece Pension Plan”).

The average number of employees from continuing operations for the Group during the period January 1, 2017 up to December 31, 2017 was 11,501 (2015: 12,910, 2016: 12,358).

The decrease in both the salaries and other related benefits and the number of employees is due principally to the completion on December 31, 2016 of the VES announced on December 9, 2016, in which 1,171 employees participated for the Group (see “—((b) Defined Benefit Plans—Net periodic pension cost”).

Employee benefit plans

(a) Defined Contribution Plans

National Bank of Greece Pension Plan

In accordance with Greek Law 3655/2008, applicable from April 2008, the Bank’s main pension plan, which was a defined-contribution plan, has been incorporated into the main pension branch of the state sponsored social security fund IKA–ETAM as of August 1, 2008. Pursuant to Greek Law 3655/2008, the Bank will contribute EUR 26 million per annum into IKA–ETAM for 15 years starting from December 2009. This legislation also prescribes that employer contributions made by the Bank will be reduced every three years in equal increments from 26.5% in 2013 until they reach 13.3% of employees’ gross salary, for employees who joined any social security plan prior to January 1, 1993.

However, in accordance with Greek Law 4387/2016 and Ministry decision number F11321/OIK.45947/1757/2016 (Govt. Gazette 4458/B/30.12.2016, from January 1, 2017, the Bank’s employer contributions will be reduced equally every year until they reach 13.33% in 2020 (December 31, 2017: 18.27%, December 31, 2016: 19.92%). Additionally, the aforementioned law introduced a maximum gross monthly income of EUR5,860.80, upon which social security contributions are calculated). Employer contributions for employees, who joined any social security fund post January 1, 1993, will remain at 13.3%.

National Bank of Greece Auxiliary Pension Plan

The Bank’s employees’ Auxiliary Pension Plan ("LEPETE") provides for defined contributions to be made by the Bank at a rate of 9% of the employee’s salary. Benefits paid are determined by years of service with the Bank and the employee’s final pensionable pay.

Under Greek Law 3371/2005 employees hired after January 1, 2005 are insured in the single auxiliary social security fund (“ETEAM”). The Bank pays its contributions to ETEAM since May 1, 2007, which is now part of the Unified Fund for Auxiliary Insurance and Lump Sum Benefits (“ETEAEP”). The Bank’s contributions for these employees, are currently limited to 3.5% on their respective salaries.

The Bank has been providing financial assistance to LEPETE, in order for the latter to cover cash shortfalls. The Board of Directors decided that the Bank will not provide any additional assistance to the fund from October 2017 onwards. Since December 2017, LEPETE has ceased making payments to the pensioners.

There are pending legal actions against the Bank from LEPETE, employees' unions and former employees who are disputing the defined contribution status of the plan, claiming that the Bank has an obligation to cover any deficit arising. To date, three First Instance Court decisions (421,422, 423/2010), eight temporary injunctive measures and one similar legal case before the Court of Appeal of Athens (decision 487/2017), were in favor of the Bank and one injunction order (2680/2018) was in favor of thirty (30) former employees.

Other Defined Contribution Pension Plans

The London branch of the Bank and Group companies among which, NBG Asset Management Mutual Funds, and NBG Cyprus, also make contributions to other defined contribution pension plans and funds for their employees.

Defined contribution health plans

Contributions by the Bank to the National Bank of Greece Health Plan (T.Y.P.E.T.) amount to 6.25% of employees’ salaries. Employees’ contributions amount to 2.5% of their salaries. Additional contributions are paid for insured members of the employees’ families (such as spouse that does not work and children), and are increased further in the event that the insured spouse is employed or that members of the paternal family are also insured. Contributions of retired employees amount to 4% of their pensions, while additional contributions are paid for other insured members of their families. T.Y.P.E.T. offers health benefits to employees before and after their retirement, and to insured members of their families.

Total contributions to social security funds, state run plans and defined contribution plans, 2015, 2016 and 2017 were EUR 191 million, EUR 190 million and EUR 170 million respectively. As mentioned above, as of August 1, 2008, the Bank’s pension plan was incorporated into IKA-ETAM and therefore ceased to exist as separate defined contribution plan.

National Bank of Greece Lump Sum Benefit Plan

Up to 2013, the Bank did not contribute to the aforementioned plan. Following the amendment of the aforementioned plan’s regulation, from January 1, 2014 the Bank pays contribution of 2%.

(b) Defined Benefit Plans

Retirement indemnities

Most Group companies are required by local law to offer retirement indemnities to employees leaving service to retire. Such retirement indemnities are in the form of a lump-sum payment based usually on final salary and years of service, the calculation of which depends on the jurisdiction in which the company operates and the employee’s profession (e.g. Greek Law provides for different indemnities for salaried employees, wage earners and lawyers). In some cases, Group company regulations provide for additional benefits to employees above the statutory minimum.

In accordance with Greek Law 4046/2012 and Board of Ministers’ Decision (6/28.2.2012), from February 14, 2012 onwards, the employment contracts that lapse on attainment of the normal retirement age or based on the particular retirement conditions, are considered as indefinite duration employment contracts and therefore, the provisions for employees statutory retirement indemnity of Greek Law 2112/1920, are applied.

Prior to the enactment of the above Law, the Bank considered the employment contracts with its employees as finite duration contracts therefore no provision for staff leaving indemnity was recognized. As a result the Group concluded that based on the available evidence the obligation for the remaining population of employees under the finite employment contracts is both probable and the amount of the obligation is reasonably estimable under the provisions of Greek Law 2112/1920 based on an actuarial valuation carried out in accordance with ASC 715-30.

On November 12, 2012, the new Greek Law 4093/2012 (GG A’ 222) decreased the Greek Law 2112/1920 statutory indemnity scale in case of employee dismissal or normal retirement. The new law restricts the maximum indemnity payable to an employee upon dismissal or retirement, to 12 monthly salaries instead of 24.

The transitional provisions of the law state that for employees who on November 12, 2012 had 17 or more full years of service to the same employer there is an additional monthly salary as indemnity per year and up to 24 monthly salaries. In case of dismissal the additional monthly salary is restricted to EUR 2,000.

Lump sum and annuity benefits

Former Ethnokarta employees are entitled to benefits from Deposit Administration Fund (“DAF”) type policies, which offer lump sum benefits and pension benefits additional to those offered by social security funds or main pension plans. Such benefits are usually based on the employees’ salary and years of service, and vary depending on the provisions of each policy.

Benefits for the employees’ children

Benefits to employees’ children are lump sum and are also based on the parents’ salary and pension where applicable and on the age at which the child receives the benefits. Such benefits are offered to former Ethnokarta employees’ children through a DAF type policy, as well as to the Bank’s employees’ children through a separate fund.

Net periodic pension costs

Net periodic pension costs for these defined benefit plans and termination indemnities includes the following components which are recognized in the income statement for the periods ended:

	2015	2016	2017
	(EUR in millions)
	Continuing operations	Continuing operations
Service cost	7	6	7
Interest cost	5	6	4
Amortization of actuarial losses	11	10	9
Losses / (income) on curtailments / settlements and other expense / (income)	-	110	9
Utilization of prior year provision	-	(110)	(8)
Net periodic pension cost	23	22	21

In 2017, losses / (income) on curtailments / settlements and other expense / (income) mainly include the remaining cost of the 2016 VΕS implemented by the Bank, amounting to EUR 8 million (EUR 110 million in 2016).

Furthermore, the amount of EUR 8 million utilization of prior year provision (EUR 110 million in 2016), relates to full utilization of the provision recognized as of December 31, 2015 in the context of Bank’s commitment under the 2015 Revised Restructuring Plan to decrease its total FTEs in Greece to a maximum of 10,250 at the end of 2017 and 9,950 at the end of 2018.

Weighted average assumptions used to determine the net periodic pension cost for the years ended December 31:

	2015	2016	2017
Discount rate	2,0%	2,4%	1,6%
Expected return on plan assets	2,0%	2,4%	1,6%
Rate of compensation increase	1,5%	1,5%	1,5%

The aggregated funding status recognized in the consolidated balance sheet is reconciled below as follows for the years ended December 31:
	2015	2016	2017
	(EUR in millions)
Change in Projected Benefit obligation (“PBO”):
PBO, beginning of year	292	278	273
Service cost	7	6	7
Interest cost	5	6	4
Employee contributions	3	3	2
Actuarial loss/(gain)	(18)	15	4
Benefits paid from the Fund	(9)	(22)	(12)
Benefits paid directly by the Group	(2)	(123)	(20)
Settlements/Terminations/Curtailments	-	110	9
PBO, end of year	278	273	267

In 2016, the Bank and certain subsidiaries paid benefits of EUR 122 million for indemnities as part of the 2016 VES.

	2015	2016	2017
	(EUR in millions)
Change in plan assets:
Fair value of plan assets, beginning of year	19	17	15
Employer contributions	4	17	8
Employee contributions	3	3	2
Benefits paid	(9)	(22)	(12)
Fair value of plan assets, end of year	17	15	13

Employer contributions paid by the Group, are in excess of the EUR 5 million total expected contributions for funded plans for 2017.

The amounts recognized in the consolidated balance sheet as at December 31, are as follows:
	2015	2016	2017
	(EUR in millions)
Funded status, end of year	(261)	(258)	(254)

The weighted-average assumptions used in determining the benefit obligation of such plans at December 31 are as follows:
	2015	2016	2017
Discount rate	2,4%	1,6%	1,6%
Rate of compensation increase	1,5%	1,5%	1,5%

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets at December 31:
	2015	2016	2017
	(EUR in millions)
Projected benefit obligation	278	273	267
Accumulated benefit obligation	263	255	247
Fair value of plan assets	17	15	13

The amounts recognized in accumulated "Other Comprehensive Income" at December 31 are as follows:

	2015	2016	2017
	(EUR in millions)
Net actuarial losses	122	128	123

Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss) at December 31 are as follows:

	2015	2016	2017
	(EUR in millions)
Net (Gain) / Loss	(19)	15	4
Loss due to Curtailment/Settlement	-	3	-
Amortization of Gains	(11)	(12)	(10)
Total recognized on Other comprehensive (income) / loss	(30)	6	(6)

The estimated amounts to be amortized from accumulated other comprehensive income into net periodic benefit cost during financial year 2018 are NIL of prior service cost and EUR 9 million of net actuarial loss.

The following table indicates actual and targeted plan asset allocation for the Group’s funded defined benefit pension plans:

	2016		2017		2018
	Amount	Proportion	Amount	Proportion	Proportion range
	(EUR in millions)		(EUR in millions)
Cash and due from banks	2	13,3%	2	15,4%	13%-18%
Other	13	86,7%	11	84,6%	82%-87%
Total	15	100,0%	13	100,0%

Other relates mainly to assets of DAF policies issued by the Group’s main insurance company NIC. DAF assets and deposits are measured at the fund balance plus any accrued return to policyholders.

Benefit payments projected to be made from the defined benefit plans, are as follows:

Benefit
payments projected
(EUR in millions)
Expected Benefits next year	17
Expected Benefits in 2 Yrs	20
Expected Benefits in 3 Yrs	10
Expected Benefits in 4 Yrs	10
Expected Benefits in 5 Yrs	10
Expected Benefits in 6th to 10th Yr	102
In 2018, the Group is expected to make EUR 7 million in contributions to funded plans and pay EUR 17 million in retirement indemnities.